BUSINESS COMBINATIONS - Sensitivity Analysis (Details) - OddsJam - Contingent consideration $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Expected cash flows
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Reasonably possible change in unobservable input, percent	10.00%
Increase	$ (3,700)
Decrease	$ 4,400
Volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Reasonably possible change in unobservable input, percent	10.00%
Increase	$ 400
Decrease	$ (400)
Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Reasonably possible change in unobservable input, percent	10.00%
Increase	$ 400
Decrease	$ (500)
Market Price of Risk Adjustment
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Reasonably possible change in unobservable input, percent	10.00%
Increase	$ 200
Decrease	$ (300)